UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Senior
High Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2009

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Aerospace & Defense - 2.9%	Hawker Beechcraft Acquisition Co. LLC, 8.50%,
	4/01/15	$ 2,000	$ 940,000
	Moog, Inc., 7.25%, 6/15/18 (a)	5,000	3,850,000
			4,790,000
Auto Components - 0.1%	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	1	746
	Lear Corp., 8.75%, 12/01/16	1,015	218,225
	Venture Holdings Co. LLC, 12%, 6/01/09 (b)(c)(d)	700	0
	Venture Holdings Co. LLC Series B, 9.50%,
	7/01/05 (b)(c)(d)	3,325	333
			219,304
Building Products - 4.4%	Building Materials Corp. of America, 7.75%, 8/01/14	4,000	2,540,000
	CPG International I, Inc., 9.904%, 7/01/12 (e)	3,500	1,960,000
	CPG International I, Inc., 10.50%, 7/01/13	1,500	840,000
	Momentive Performance Materials, Inc. Series WI, 9.75%,
	12/01/14	1,175	455,313
	Ply Gem Industries, Inc., 11.75%, 6/15/13	2,225	1,318,313
			7,113,626
Chemicals - 4.9%	American Pacific Corp., 9%, 2/01/15	610	530,700
	ARCO Chemical Co., 9.80%, 2/01/20	1,350	432,000
	GEO Specialty Chemicals Corp., 7.50%,
	3/31/15 (d)(f)(g)	1,755	1,314,086
	GEO Specialty Chemicals, Inc., 12.553%, 12/31/09 (g)	2,873	2,151,159
	Hexion U.S. Finance Corp., 6.649%, 11/15/14 (e)	3,000	1,470,000
	NOVA Chemicals Corp., 5.72%, 11/15/13 (e)	3,845	2,057,075
			7,955,020
Construction Materials - 1.5%	Nortek, Inc., 10%, 12/01/13	3,420	2,394,000
Containers & Packaging - 5.8%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (e)	100	47,000
	Clondalkin Acquisition BV, 3.996%, 12/15/13 (a)(e)	3,500	2,100,000
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (a)	4,285	1,971,100
	Smurfit Kappa Funding Plc, 7.75%, 4/01/15	5,150	3,450,500
	Smurfit-Stone Container Enterprises, Inc., 8.375%,
	7/01/12	800	224,000
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	1,300	344,500
	Wise Metals Group LLC, 10.25%, 5/15/12	2,000	1,230,000
			9,367,100
Diversified Financial	Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (e)	1,340	589,600
Services - 1.6%	Highland Legacy Ltd., 9.443%, 6/01/11 (a)(e)	4,000	2,000,000
			2,589,600
Diversified Telecommunication	Qwest Corp., 5.246%, 6/15/13 (e)	2,000	1,400,000
Services - 0.9%
Electric Utilities - 1.3%	NSG Holdings LLC, 7.75%, 12/15/25 (a)	2,620	2,043,600
Electronic Equipment &	Communications & Power Industries, Inc., 8%,
Instruments - 1.5%	2/01/12	3,000	2,460,000

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Health Care Providers &	Community Health Systems, Inc. Series WI, 8.875%,
Services - 2.2%	7/15/15	$ 2,500	$ 2,006,250
	HCA, Inc., 9.25%, 11/15/16	2,000	1,625,000
			3,631,250
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%,
Leisure - 5.7%	2/15/13	3,000	1,807,500
	CCM Merger, Inc., 8%, 8/01/13 (a)	4,125	2,310,000
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	6,916	1,538,810
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(f)	2,130	189,506
	Little Traverse Bay Bands of Odawa Indians,
	10.25%, 2/15/14 (a)	1,210	792,550
	Shingle Springs Tribal Gaming Authority, 9.375%,
	6/15/15 (a)	690	310,500
	Snoqualmie Entertainment Authority, 6.875%,
	2/01/14 (a)(e)	500	295,000
	Station Casinos, Inc., 7.75%, 8/15/16	1,000	305,000
	Tropicana Entertainment LLC Series WI, 9.625%,
	12/15/14 (b)(c)	220	7,700
	Tunica-Biloxi Gaming Authority, 9%, 11/15/15 (a)	1,500	1,267,500
	Universal City Florida Holding Co. I, 7.943%,
	5/01/10 (e)	1,000	460,000
			9,284,066
IT Services - 2.7%	First Data Corp., 9.875%, 9/24/15	5,000	2,875,000
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (a)	2,000	1,540,000
			4,415,000
Independent Power Producers &	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(f)	1,500	798,750
Energy Traders - 3.7%	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/01/15 (a)(f)	7,220	4,620,800
	Texas Competitive Electric Holdings Co. LLC,
	10.50%, 11/01/16 (a)(f)	1,200	648,000
			6,067,550
Industrial	Sequa Corp., 11.75%, 12/01/15 (a)	2,550	1,122,000
Conglomerates - 1.6%	Sequa Corp., 13.50%, 12/01/15 (a)(f)	3,360	1,433,674
			2,555,674
Insurance - 1.2%	American International Group, Inc., 8.25%, 8/15/18 (a)	3,000	2,001,594
Machinery - 1.3%	ESCO Corp., 5.871%, 12/15/13 (a)(e)	1,540	1,001,000
	RBS Global, Inc., 8.875%, 9/01/16	835	517,700
	Titan International, Inc., 8%, 1/15/12	770	600,600
			2,119,300
Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	324	194,400
Media - 2.6%	Affinion Group, Inc., 10.125%, 10/15/13	515	352,775
	Charter Communications Holdings LLC, 10%, 4/01/09	1,121	986,480

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Charter Communications Holdings LLC, 11.125%,
	1/15/11	$ 1,319	$ 547,385
	Charter Communications Holdings LLC, 10%, 5/15/11	660	270,600
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17	1,244	584,680
	Nielsen Finance LLC, 10%, 8/01/14	2,000	1,440,000
			4,181,920
Metals & Mining - 4.1%	Aleris International, Inc., 9%, 12/15/14 (f)	840	50,400
	Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (e)	5,085	3,051,000
	RathGibson, Inc., 11.25%, 2/15/14	2,175	1,326,750
	Ryerson, Inc., 10.568%, 11/01/14 (a)(e)	3,360	2,217,600
			6,645,750
Oil, Gas & Consumable	Chaparral Energy, Inc., 8.50%, 12/01/15	730	270,100
Fuels - 3.9%	Chesapeake Energy Corp., 6.875%, 1/15/16	4,000	2,820,000
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	1,475	604,750
	Sabine Pass LNG LP, 7.50%, 11/30/16	2,985	2,059,650
	SandRidge Energy, Inc., 7.508%, 4/01/14 (e)	1,000	667,633
			6,422,133
Paper & Forest Products - 6.5%	Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (e)	2,755	413,250
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)	3,097	2,074,880
	Bowater, Inc., 4.996%, 3/15/10 (e)	7,400	2,442,000
	Domtar Corp., 7.125%, 8/15/15	1,775	1,207,000
	NewPage Corp., 9.443%, 5/01/12 (e)	5,175	2,716,875
	Verso Paper Holdings LLC Series B, 6.943%,
	8/01/14 (e)	3,300	1,782,000
			10,636,005
Pharmaceuticals - 2.4%	Angiotech Pharmaceuticals, Inc., 5.953%,
	12/01/13 (e)	2,690	1,533,300
	Elan Finance Plc, 6.149%, 11/15/11 (e)	2,325	1,313,625
	Elan Finance Plc, 7.75%, 11/15/11	1,650	990,000
			3,836,925
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14	1,370	239,750
Development - 0.1%
Road & Rail - 0.1%	Swift Transportation Co., Inc., 9.899%, 5/15/15 (a)(e)	650	74,750
Semiconductors &	Avago Technologies Finance Pte. Ltd., 7.703%,
Semiconductor	6/01/13 (e)	766	637,695
Equipment - 0.7%	Spansion, Inc., 5.328%, 6/01/13 (a)(e)	2,180	457,800
			1,095,495
Specialty Retail - 0.4%	Michaels Stores, Inc., 10%, 11/01/14	1,055	332,325
	United Auto Group, Inc., 7.75%, 12/15/16	915	333,975
			666,300
Textiles, Apparel & Luxury	Quiksilver, Inc., 6.875%, 4/15/15	3,525	1,304,250
Goods - 0.8%

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Wireless Telecommunication	iPCS, Inc., 5.318%, 5/01/13 (e)	$ 630	$ 441,000
Services - 0.9%	Nordic Telephone Co. Holdings ApS, 8.875%,
	5/01/16 (a)	1,200	870,000
	Orascom Telecom Finance SCA, 7.875%, 2/08/14 (a)	395	217,250
			1,528,250
	Total Corporate Bonds - 65.9%		107,232,612

	Floating Rate Loan Interests
Aerospace & Defense - 2.0%	Hawker Beechcraft Acquisition Co. LLC LC Facility
	Deposit, 3.662%, 3/26/14	294	154,027
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	5.762%, 3/26/14	5,016	2,629,760
	IAP Worldwide Services, Inc. First Lien Term Loan,
	8.063%, 12/30/12	822	505,767
			3,289,554
Airlines - 0.5%	Delta Air Lines, Inc. First Lien Term Loan, 1.389%
	- 4.581%, 4/30/12	1,237	818,297
Auto Components - 3.5%	Allison Transmission, Inc. Term Loan,
	4.38% - 5.75%, 8/07/14	5,129	3,055,605
	Dana Holding Corp. Term Advance, 6.75% -
	7.86%, 1/31/15	1,549	918,911
	Goodyear Tire & Rubber Co., Second Lien Term
	Loan, 2.90%, 4/30/14	1,000	625,000
	Intermet Corp. First Lien Term Loan, 7.696%,
	11/08/10 (b)(c)	450	359,722
	Intermet Corp. First Lien Term Loan, 7.189%,
	5/15/11	47	37,644
	Intermet Corp. Letter of Credit, 2.343%,
	11/08/10 (b)(c)	649	519,354
	Intermet Corp. Line of Credit, 5.12%, 11/09/10	30	24,148
	Metaldyne Co. LLC DF Loan, 1.286% - 8.313%,
	1/11/12	58	19,615
	Metaldyne Co. LLC Initial Tranche B Term Loan,
	7.875%, 1/11/14	392	133,385
			5,693,384
Automobiles - 0.2%	Ford Motor Co. Term Loan B, 4.43%, 12/15/13	473	189,215
	General Motors Corp. Term Loan B, 5.795%, 11/29/13	373	143,644
			332,859
Biotechnology - 0.5%	Talecris Biotherapeutics Holdings Corp. First Lien
	Term Loan, 5.64% - 7.25%, 12/06/13	990	868,659
Building Products - 1.5%	Building Material Corp. of America Term Loan
	Advance, 6.625% - 6.50%, 2/22/14	1,994	1,228,855

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	Masonite International Term Loan, 4.63% - 6%,
	4/06/13	$ 1,098	$ 635,741
	Masonite International Term Loan B, 4.63% -
	6.50%, 4/06/13	1,075	622,527
			2,487,123
Chemicals - 6.5%	Huish Detergents, Inc. Tranche Term Loan B,
	5.77%, 4/26/14	988	768,604
	ISP Chemco Term Loan, 2.938% - 3.688%, 6/04/14	987	730,750
PQ Corp. (fka Niagara Acquisition, Inc.) First Lien Term
	Loan, 6.72% - 7.02%, 5/29/16	4,987	3,086,016
	Rockwood Specialties Group, Inc. Tranche E
	Term Loan, 4.618%, 12/13/12	1,544	1,236,486
	Solutia, Inc. Loan, 8.50%, 2/28/14	1,496	1,095,989
	Wellman, Inc. First Lien Term Loan, 7.239%,
	2/10/09 (b)(c)	7,769	3,690,219
			10,608,064
Commercial Services & Supplies -	ARAMARK Corp. LC Facility Letter of Credit, 2.469%,
2.5%	1/27/14	114	90,311
	ARAMARK Corp. U.S. Term Loan, 5.637%, 1/27/14	1,795	1,421,552
	John Maneely Co. Term Loan B, 6.0412% -
	6.048%, 12/28/13	914	574,234
	NES Rentals Holdings, Inc. Term Loan C, 9.125%,
	7/12/13	1,726	759,313
	West Corp. Term Loan, 3.774% - 4.733%, 10/31/13	1,965	1,219,575
			4,064,985
Computers &	Dealer Computer Services, Inc. (Reynolds and Reynolds)
Peripherals - 0.6%	First Lien Term Loan, 3.186%, 10/31/12	1,186	705,593
	Intergraph Corp. First Lien Initial Term Loan,
	4.196%, 5/15/14	419	321,345
			1,026,938
Construction &	Brand Energy & Infrastructure Services, Inc. (FR Brand
Engineering - 0.2%	Acquisition Corp.) Letter of Credit, 3.688%, 2/15/14	500	337,500
Construction Materials - 0.4%	Headwaters, Inc. First Lien Term Loan B-1, 8.27%,
	4/30/11	744	669,643
Containers & Packaging - 0.9%	Graham Packaging Co. LP New Term Loan,
	4.438% - 6.313%, 9/30/11	1,970	1,495,090
Distributors - 0.4%	Keystone Automotive Operations, Inc. Loan, 4.909% -
	5.633%, 1/12/12	1,430	714,996
Diversified Consumer	Coinmach Corp. Term Loan, 5.81%, 11/15/14	1,990	1,492,481
Services - 0.9%
Diversified Financial	DaimlerChrysler Financial Services America, LLC First Lien
Services - 1.8%	Term Loan, 6.82%, 8/03/12	3,474	1,835,262

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	J.G. Wentworth, LLC First Lien Term Loan,
	6.012%, 4/03/14	$ 3,200	$ 1,040,000
			2,875,262
Diversified Telecommunication	Winstar Communications Debtor In Possession, 6.366%,
Services - 1.6%	12/31/06 (b)(c)	1,703	2,575,095
Electrical Equipment - 0.2%	Generac Power Systems, Inc. First Lien Term Loan, 6.65%,
	11/10/13	559	333,338
Energy Equipment &	Dresser, Inc. First Lien Term Loan, 3.686% -
Services - 1.4%	4.486%, 5/15/14	1,456	991,808
	Dresser, Inc. Second Lien Term Loan, 7.986%, 5/15/15	1,000	572,500
	MEG Energy Corp. Delayed Draw Term Loan, 5.76%,
	3/23/13	497	332,906
	MEG Energy Corp. Term Loan B, 5.76%, 3/23/13	487	326,625
			2,223,839
Food & Staples Retailing - 0.5%	McJunkin Corp. Term Loan B, 7.012%, 1/30/14	491	391,035
	W.M. Bolthouse Farms, Inc. Second Lien Term Loan,
	9.262%, 12/01/13	750	483,750
			874,785
Food Products - 2.3%	Dole Food Co., Inc. Credit-Linked Deposit, 4.689%,
	4/12/13	1,151	808,849
	Dole Food Co., Inc. Tranche Term Loan B, 4.563%
	- 6%, 4/12/13	416	292,522
	Dole Food Co., Inc. Tranche Term Loan C,
	4.50% - 6%, 4/12/13	2,474	1,738,693
	JRD Holdings, Inc. (Jetro Holdings) Term Loan,
	4.02%, 5/11/14	969	765,313
	Sturm Foods, Inc. First Lien Term Loan, 5.875%,
	1/22/14 (f)	246	142,209
			3,747,586
Health Care Equipment &	Biomet, Inc. Dollar Term Loan, 6.762%, 3/25/15	1,980	1,606,895
Supplies - 1.4%	DJO Finance LLC Term Loan, 5.469% - 5.80%, 11/20/13	992	744,375
			2,351,270
Hotels, Restaurants &	Cedar Fair LP Term Loan B, 3.436%, 8/30/12	2,932	1,997,033
Leisure - 3.4%	Greenwood Racing, Inc. Term Loan, 5.43%, 11/15/13	737	442,125
	Harrah's Operating Co., Inc. Term Loan B-2,
	6.535% - 6.762%, 1/28/15	995	580,831
	Las Vegas Sands LLC Delay Draw Term Loan,
	5.52%, 5/23/14	299	144,471
	Las Vegas Sands LLC Tranche Term Loan B,
	5.52%, 5/04/14	1,185	572,092
	OSI Restaurant Partners, Inc. Tranche Term Loan
	B, 5.25%, 5/15/14	1,193	520,111

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	QCE, LLC (Quiznos) First Lien Term Loan, 5.813%,
	5/05/13	$ 978	$ 537,625
	VML U.S. Finance LLC (Venetian Macau) Delay
	Draw Project Loan, 6.02%, 5/25/12	250	140,000
	VML U.S. Finance LLC (Venetian Macau) Funded
	Project Loan, 6.02%, 5/25/13	1,000	560,000
			5,494,288
IT Services - 3.0%	Activant Solutions Inc. Term Loan B,
	6.063% - 6.25%, 5/02/13	1,582	965,139
	Audio Visual Services Corp. Second Lien Term
	Loan, 9.27%, 8/28/13	500	162,500
	Audio Visual Services Corp. Term Loan B, 6.02%,
	2/28/14	1,980	792,000
	Ceridian Corp. Term Loan, 6.50%, 11/09/14	1,500	1,080,000
	First Data Corp. Term Loan B-2, 5.551%, 9/24/14	1,237	836,412
	First Data Corp. Term Loan B-3, 5.551% - 5.948%,
	9/24/14	394	265,945
	RedPrairie Corp. Term Loan, 6% - 6.313%, 7/17/12	687	515,212
	RedPrairie Corp. Term Loan, 5.875%, 1/31/13	295	191,588
			4,808,796
Independent Power Producers &	Texas Competitive Electric Holdings Co. LLC (TXU) Initial
Energy Traders - 0.3%	Tranche Term Loan B2, 6.303% - 7.64%,
	10/10/14	490	331,240
	Texas Competitive Electric Holdings Co. LLC (TXU) Initial
	Tranche Term Loan B3, 6.303% - 7.64%,
	10/10/14	230	155,193
			486,433
Insurance - 0.2%	Alliant Insurance Services Term Loan B, 6.762%,
	10/23/14	495	314,325
Internet & Catalog Retail - 0.4%	FTD Group, Inc. Tranche Term Loan B,
	7.50% - 8.035%, 8/26/14	750	648,750
Leisure Equipment &	Fender Musical Instruments Corp. Delay Draw Term Loan,
Products - 0.7%	6.02%, 1/07/14	666	399,333
	Fender Musical Instruments Corp. Term Loan B,
	5.17%, 1/07/14	1,318	790,659
			1,189,992
Machinery - 2.9%	Harrington Holdings, Inc. Term Loan, 3.686%, 1/11/14	985	748,600
	LN Acquisition Corp. (Lincoln Industrial) Second Lien Term
	Loan, 7.16%, 12/18/14	1,000	730,000
Navistar International Corp. Revolving Credit Linked
	Deposit, 4.686% - 7.126%, 1/19/12	1,067	576,000
	Navistar International Corp. Term Advance, 4.686%,
	1/19/12	2,933	1,584,000

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	OshKosh Truck Corp. Term Loan B,
	2.93% - 4.62%, 12/06/13	$ 1,780	$ 1,117,585
			4,756,185
Media - 16.2%	Affinion Group Holdings, Inc. Term Loan, 9.868%, 3/01/12
		2,000	800,000
Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Term Loan, 3.94%, 7/05/14	1,485	983,813
Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Term Loan B-2, 7.50%, 7/05/14	6,234	5,236,875
	Cequel Communications LLC First Lien Term
	Loan, 4.235% - 6.334%, 11/05/13	1,627	1,083,524
	Cequel Communications LLC Second Lien Term
	Loan, 8.235% - 9.193%, 5/05/14	5,126	2,819,074
	Ellis Communications Term Loan, 10%, 12/30/11	3,895	2,337,222
	GateHouse Media Operating, Inc. Delay Draw
	Term Loan, 4.20% - 5%, 9/15/14	293	67,458
GateHouse Media Operating, Inc. Term Loan B, 4.20%,
	8/28/14	337	77,625
	Getty Images, Inc. Term Loan, 8.053%, 6/30/15	500	426,875
HMH Publishing Co. Ltd. (fka Education Media) First Lien
	Term Loan B, 7.516%, 11/14/14	2,636	1,660,909
	HMH Publishing Co. Ltd. (fka Education Media) Term Loan
	B, 7.516%, 11/14/14	2,000	1,260,000
	Hanley-Wood LLC Term Loan, 5.75% - 6.012%, 3/08/14	992	471,438
	Insight Midwest Holdings LLC Term Loan B,
	4.85%, 4/06/14	700	544,000
	Knology, Inc. Term Loan, 6.40%, 6/30/12	741	444,375
Mediacom Illinois, LLC (fka Mediacom Communications,
	LLC) Term Loan D, 2.84%, 1/31/15	1,963	1,381,733
Mediacom Illinois, LLC (fka Mediacom Communications,
	LLC) Tranche Term Loan C, 2.59%,
	1/31/15	2,523	1,727,960
	Newsday LLC Fixed Rate Term Loan, 9.75%, 7/02/13	2,250	1,867,500
	Nielsen Finance LLC Term Loan, 3.768% - 4.388%, 8/15/13
		3,430	2,271,857
	Penton Media, Inc. Term Loan, 5.368% - 5.67%,
	2/01/13	739	350,906
	Sitel LLC (ClientLogic) Term Loan, 4.969% -
	6.789%, 1/30/14	911	500,863
			26,314,007
Metals & Mining - 0.7%	Euramax International Plc First Lien Term Loan, 8%,
	6/29/12	1,624	763,219

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	Euramax International Plc Second Lien Term
	Loan, 11.50%, 6/29/13	$ 332	$ 116,053
	Euramax Plc Second Lien Term Loan, 11.50%, 6/29/13	668	233,947
			1,113,219
Multiline Retail - 1.0%	The Neiman Marcus Group, Inc. Term Loan, 4.565%,
	4/06/13	2,500	1,562,500
Oil, Gas & Consumable	Big West Oil LLC Delay Draw Term Loan,
Fuels - 2.3%	5.25%, 5/15/14	550	302,500
	Big West Oil LLC Term Loan B, 5.25%, 5/15/14	437	240,625
	Petroleum Geo-Services ASA Term Loan B, 5.51%,
	6/06/15	953	700,700
	Scorpion Drilling Ltd. Second Lien Term Loan,
	10.719%, 5/05/15	2,000	1,900,000
	Western Refining Co. LP Term Loan, 9.25%, 5/30/14	917	518,085
			3,661,910
Paper & Forest Products - 0.5%	Boise Paper Holdings, LLC (Aldabra Sub LLC) Second Lien
	Term Loan, 7.50%, 2/05/15	995	805,950
Pharmaceuticals - 0.6%	Pharmaceutical Technologies & Services (PTS) Term Loan,
	6.012%, 4/10/14	1,613	977,578
Real Estate Management &	LNR Property Corp. Term Loan B, 6.44%, 7/12/11	4,400	2,134,000
Development - 2.4%	Realogy Corp. Letter of Credit, 1.286%, 9/22/14	2,963	1,694,180
			3,828,180
Road & Rail - 0.8%	RailAmerica, Inc. Canadian Term Loan, 7.883%,
	6/30/09	130	106,978
	RailAmerica, Inc. Term Loan B, 7.883%, 6/30/09	939	770,144
	RailAmerica, Inc. U.S. Term Loan, 7.883%, 6/30/09	430	352,878
			1,230,000
Specialty Retail - 0.9%	ADESA, Inc. (KAR Holdings, Inc.) Term Loan B, 6.02%,
	10/20/13	1,914	1,135,774
	Claire's Stores Inc. Term Loan B, 4.186% - 6.512%,
	5/29/14	739	303,588
			1,439,362
Wireless Telecommunication	Alltel Communications Inc Term Loan B1, 3.939%,
Services - 2.6%	5/16/15	4,000	3,787,500
	IPC Systems, Inc. Tranche First Lien Term Loan B-1,
	6.012%, 5/31/14	927	458,685
			4,246,185
	Total Floating Rate Loan Interests - 68.7%		111,758,408

BlackRock Senior High Income Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (c)(d)	142,466	$ 54,693
Containers & Packaging - 0.0%	Smurfit Kappa Plc	18,171	42,860
Hotels, Restaurants &	Lodgian, Inc. (c)	41,866	92,105
Leisure - 0.1%
Paper & Forest Products - 0.5%	Ainsworth Lumber Co. Ltd.	375,634	396,775
	Ainsworth Lumber Co. Ltd. (c)	421,556	444,923
			841,698
Wireless Telecommunication	American Tower Corp. Class A (c)	8,455	230,314
Services - 0.2%
	Total Common Stocks - 0.8%		1,261,670
		Par
	Capital Trusts	(000)
Diversified Financial	Citigroup, Inc. Series E, 8.40% (e)(h)	$ 2,000	1,180,900
Services - 0.7%
	Total Capital Trusts - 0.7%		1,180,900
		Beneficial
		Interest
	Other Interests (i)	(000)
Media - 0.0%	Adelphia Preferred Escrow (d)	3	0
	Adelphia Recovery Trust Series ACC-6B INT (d)	250	25
	Total Other Interests - 0.0%		25
	Total Long-Term Investments (Cost - $369,739,556) - 136.1%		221,433,615
	Short-Term Securities
	BlackRock Liquidity Series, LLC Cash Sweep
	Series, 1.64% (j)(k)	1,634	1,633,692
	Total Short-Term Securities
	(Cost - $1,633,692) - 1.0%		1,633,692
	Total Investments
	(Cost - $371,373,248*) - 137.1%		223,067,307
	Liabilities in Excess of Other Assets - (37.1)%		(60,343,164)
	Net Assets - 100.0%		$ 162,724,143

BlackRock Senior High Income Fund, Inc. Schedule of Investments November 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 371,386,298
Gross unrealized appreciation	$ 2,809,209
Gross unrealized depreciation	(151,128,200)
Net unrealized depreciation	$ (148,318,991)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security is fair valued.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Convertible security.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non- income producing.

(j)	Represents the current yield as of report date.

(k)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ 1,633,692	$ 63,480

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Foreign currency exchange contracts as of November 30, 2008 were as follows:
Currency	Currency	Settlement	Unrealized
Purchased	Sold	Date	Appreciation
USD 567,656	CAD 675,000	1/21/09	$ 23,097

• Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2008 were as follows:

					Notional
	Receive			Credit	Amount	Unrealized
Issuer	Fixed Rate	Counterparty	Expiration	Rating(1)	(000) (2)	Depreciation
Ford Motor Co.	2.05%	Deutsche Bank AG	March 2010	CCC	$ 5,000	$ (2,239,035)

(1)	Using the higher of Standard and Poor's or Moody's Investors Service ratings.

(2)	The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

BlackRock Senior High Income Fund, Inc. Schedule of Investments November 30, 2008 (Unaudited)

Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2008 were as follows:

	Pay			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000) (1)	Appreciation
Dow Jones CDX North
America High Yield
Index Series 10		Credit Suisse First
Class V1	5.00%	Boston	June 2013	$ 4,000	$ 603,764

(1) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

• Currency Abbreviations:

CAD Canadian Dollar

USD U.S. Dollar

BlackRock Senior High Income Fund, Inc.

Schedule of Investments November 30, 2008 (Unaudited)

Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$ 719,195	-
Level 2	179,396,104	$ (1,612,174)
Level 3	42,952,008	-
Total	$ 223,067,307	$ (1,612,174)

* Other financial instruments are swaps and foreign currency exchange contracts.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities
Balance, as of March 1, 2008	$ 93,389,807
Accrued discounts/premiums	117,439
Realized gain (loss)	(6,675,747)
Change in unrealized appreciation (depreciation)	(14,735,783)
Net purchases (sales)	(17,898,872)
Net transfers in/out of Level 3	(11,244,836)
Balance, as of November 30, 2008	$ 42,952,008

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Senior High Income Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 20, 2009